Note 22 - Other Liabilities - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Liabilities [Abstract]
Post-employment benefits	$ 136,811	$ 144,993
Other-long term benefits	64,928	85,473
Miscellaneous	43,896	20,917
Other non-current liabilities	$ 245,635	$ 251,383